Acquisitions - 2015 Acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash		$ 74,959	$ 279,833	$ 2,550,410
Goodwill		$ 3,561,812	$ 3,918,136	$ 3,815,196
Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Cash	$ 71,768
Cash acquired	(1,919)
Net cash	69,849
Restricted cash and cash equivalents	404
Accounts receivable and other current assets	2,481
Property and equipment	805
Deferred income tax assets	3,816
Other long term assets	157
Accounts payable and other current liabilities	(1,507)
Deferred revenue	(339)
Deferred tax liabilities	(10,097)
Other liabilities	(477)
Total identifiable net assets	39,343
Goodwill	30,506
Total net assets acquired	$ 69,849
Definite-lived intangible assets useful life, years	12 years
Customer relationships | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 17,000
Definite-lived intangible assets useful life, years	11 years
Content database | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 13,900
Definite-lived intangible assets useful life, years	14 years
Technologies | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 6,900
Definite-lived intangible assets useful life, years	8 years
Trade names and trademarks | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 5,200
Definite-lived intangible assets useful life, years	15 years
Noncompete Agreements | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 1,100
Definite-lived intangible assets useful life, years	5 years
Minimum | Customer relationships | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	6 years
Minimum | Content database | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	10 years
Minimum | Technologies | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	4 years
Maximum | Customer relationships | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	16 years
Maximum | Content database | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	16 years
Maximum | Technologies | Infostrada, SportsDirect, Covers, Enswers
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	10 years